Income Taxes - Schedule Of Income Tax Paid By Individual Jurisdiction (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Federal, after Refund Received	$ 5,729
Total income tax paid, net of refunds	16,713
Macau
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	10,078
Others
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	$ 906